UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-21405

                     TrendStar Investment Trust

(Exact name of registrant as specified in charter)

TrendStar Advisors, LLC, 7300 College Park Blvd., Suite 308, Overland Park, KS 66210

(Address of principal executive offices)          (Zip code)

John Swhear
Unified Fund Services, Inc.

2960 N. Meridian St.
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     913-661-2900

Date of fiscal year end:      9/30

Date of reporting period:     06/30/2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments
June 30, 2008 - (unaudited)

Common Stocks - 99.64%	Shares	Value

Auto Components - 2.69%
Johnson Controls, Inc.	6,600	$ 189,288

Beverages - 7.15%
Coca-Cola Co./The	4,900	254,702
PepsiCo, Inc.	3,900	248,001
		502,703

Biological Products (No Diagnostic Substances) - 0.51%
Genzyme Corp. (a)	500	36,010

Communications Equipment - 3.14%
Cisco Systems, Inc. (a)	9,500	220,970

Computer Storage Devices - 1.12%
SanDisk Corp. (a)	4,200	78,540

Consulting Services - 1.18%
SAIC, Inc. (a)	4,000	83,240

Consumer Electronics - 1.24%
Harman International Industries, Inc.	2,100	86,919

Diversified Financial Services - 1.36%
Citigroup, Inc.	5,700	95,532

Electromedical & Electrotherapeutic Apparatus - 2.13%
Medtronic, Inc.	2,900	150,075

Food Products - 4.54%
Wm. Wrigley Jr. Co.	4,100	318,898

Health Care Equipment & Supplies - 3.38%
C.R. Bard, Inc.	2,700	237,465

Hotels, Restaurants & Leisure - 8.07%
Carnival Corp.	2,700	88,992
McDonald's Corp.	4,200	236,124
Yum! Brands, Inc.	6,900	242,121
		567,237

Household Products - 7.72%
Colgate-Palmolive Co.	3,900	269,490
Kimberly-Clark Corp.	4,575	273,494
		542,984

Industrial Conglomerates - 3.30%
General Electric Co.	8,700	232,203

Insurance - 6.18%
AFLAC, Inc.	4,900	307,720
American International Group, Inc.	4,800	127,008
		434,728

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.23%
Zimmer Holdings, Inc. (a)	2,300	156,515

Personal Products - 3.73%
Procter & Gamble Co./The	4,317	262,517

*See accompany notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments - continued
June 30, 2008 - (unaudited)

Common Stocks - 99.64% - continued	Shares	Value

Pharmaceuticals - 9.95%
Johnson & Johnson	4,100	$ 263,794
Schering-Plough Corp.	9,700	190,993
Wyeth	5,100	244,596
		699,383

Rubber & Plastics Footwear - 1.36%
NIKE, Inc. - Class B	1,600	95,376

Semiconductors - 6.54%
Altera Corp.	6,700	138,690
Intel Corp.	6,900	148,212
Microchip Technology, Inc.	4,000	122,160
SunPower Corp. - Class A (a)	700	50,386
		459,448

Semiconductor Equipment - 3.56%
Applied Materials, Inc.	13,100	250,079

Services - Computer Integrated Design - 2.53%
Yahoo! Inc. (a)	8,600	177,676

Services - Prepackaged Software - 2.72%
Electronic Arts, Inc. (EA) (a)	4,300	191,049

Software - 5.57%
Citrix Systems, Inc. (a)	6,200	182,342
Microsoft Corp.	7,600	209,076
		391,418

Specialty Retail - 5.35%
Tiffany & Co.	4,600	187,450
Weight Watchers International, Inc.	5,300	188,733
		376,183

Transportation - 2.39%
Expeditors International of Washington, Inc.	3,900	167,700

TOTAL COMMON STOCKS (Cost $6,439,861)		7,004,136

Cash Equivalents - 0.29%
Fidelity Institutional Prime Money Market Portfolio, 2.64% (b)	20,268	20,268

TOTAL CASH EQUIVALENTS (Cost $20,268)		20,268

TOTAL INVESTMENTS (Cost $6,460,129) - 99.93%		$ 7,024,404

Other assets in excess of liabilities - 0.07%		4,617

TOTAL NET ASSETS - 100.00%		$ 7,029,021

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at June 30, 2008.

Tax Related
Unrealized appreciation		$ 1,361,546
Unrealized depreciation		(797,271)
Net unrealized appreciation		$ 564,275

Aggregate cost of securities for income tax purposes		$ 6,460,129

*See accompany notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments
June 30, 2008 - (unaudited)

Common Stocks - 96.31%	Shares	Value

Aerospace & Defense - 1.63%
Mercury Computer Systems, Inc. (a)	78,292	$ 589,539

Airlines - 0.39%
JetBlue Airways Corp. (a)	37,583	140,185

Capital Markets - 3.68%
Waddell & Reed Financial, Inc. - Class A	38,100	1,333,881

Commercial Banks - 1.23%
BankAtlantic Bancorp, Inc. - Class A	80,850	142,296
Boston Private Financial Holdings, Inc.	53,493	303,305
		445,601

Commercial Services & Supplies - 1.88%
CRA International, Inc. (a)	18,826	680,560

Communications Equipment - 2.42%
Black Box Corp.	32,202	875,572

Diversified Financial Services - 2.73%
Jack Henry & Associates, Inc.	45,800	991,112

Electric Lighting & Wiring Equipment - 4.16%
Daktronics, Inc.	74,800	1,508,716

Electronic Equipment & Instruments - 2.87%
Benchmark Electronics, Inc. (a)	8,777	143,416
National Instruments Corp.	19,919	565,102
Plexus Corp. (a)	11,934	330,333
		1,038,851

Engineering and Construction - 2.95%
Energy Conversion Devices, Inc. (a)	14,500	1,067,780

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
June 30, 2008 - (unaudited)

Common Stocks - 96.31% - continued	Shares	Value

Health Care Equipment & Supplies - 9.13%
Affymetrix, Inc. (a)	32,534	$ 334,775
Analogic Corp.	11,925	752,110
Bio-Reference Laboratories, Inc. (a)	44,416	990,921
ICU Medical, Inc. (a)	33,232	760,348
PSS World Medical, Inc. (a)	9,568	155,958
ResMed, Inc. (a)	8,800	314,512
		3,308,624

Health Care Providers & Services - 8.66%
AMERIGROUP Corp. (a)	32,950	685,360
AmSurg Corp. (a)	45,415	1,105,855
Centene Corp. (a)	54,901	921,788
Eclipsys Corp. (a)	23,109	424,281
		3,137,284

Hotels, Restaurants & Leisure - 2.24%
Steiner Leisure, Ltd. (a)	28,649	812,199

Household Durables - 1.30%
Ethan Allen Interiors, Inc.	19,209	472,541

Household Products - 2.32%
Energizer Holdings, Inc. (a)	11,500	840,535

IT Services - 3.84%
CACI International, Inc. - Class A (a)	23,900	1,093,903
Gevity HR, Inc.	55,609	299,177
		1,393,080

Laboratory Analytical Instruments - 3.39%
Illumina, Inc. (a)	14,100	1,228,251

Leisure Equipment & Products - 0.77%
Shuffle Master, Inc. (a)	56,768	280,434

Materials - 2.93%
Cabot Microelectronics Corp. (a)	32,009	1,061,098

Media - 3.81%
Arbitron, Inc.	21,612	1,026,570
Dolby Laboratories, Inc. - Class A (a)	8,800	354,640
		1,381,210

Mining & Quarrying of Nonmetallic Minerals - 0.91%
USEC, Inc. (a)	54,400	330,752

Miscellaneous Metal Ores - 3.35%
Cameco Corp.	28,300	1,213,221

Personal Products - 2.68%
Alberto-Culver Co.	37,000	971,990

*See accompany notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
June 30, 2008 - (unaudited)

Common Stocks - 96.31% - continued	Shares	Value

Semiconductors - 9.53%
Cree, Inc. (a)	61,950	$ 1,413,080
DSP Group, Inc. (a)	39,133	273,931
IXYS Corp. (a)	120,120	1,434,233
OmniVision Technologies, Inc. (a)	27,652	334,313
		3,455,557

Semiconductor Equipment - 4.21%
Photronics, Inc. (a)	45,380	319,475
Varian Semiconductor Equipment Associates, Inc. (a)	34,656	1,206,722
		1,526,197

Services - Computer Integrated Systems Design - 1.71%
Evergreen Solar, Inc. (a)	55,100	533,919
Quality Systems, Inc.	3,000	87,840
		621,759

Services - Home Health Care Services - 2.12%
Gentiva Health Services, Inc. (a)	40,349	768,649

Specialty Retail - 4.11%
Barnes & Noble, Inc.	21,654	537,885
inVentiv Health, Inc. (a)	34,200	950,418
		1,488,303

Transportation - 5.36%
Forward Air Corp.	34,032	1,177,507
UTI Worldwide, Inc.	38,400	766,080
		1,943,587

TOTAL COMMON STOCKS (Cost $37,773,276)		34,907,068

TOTAL INVESTMENTS (Cost $37,773,276) - 96.31%		$ 34,907,068

Other assets in excess of liabilities - 3.69%		1,338,304

TOTAL NET ASSETS - 100.00%		$ 36,245,372

(a) Non-income producing.

Tax Related
Unrealized appreciation		$ 4,861,867
Unrealized depreciation		(7,728,075)
Net unrealized depreciation		$ (2,866,208)

Aggregate cost of securities for income tax purposes		$ 37,773,276
*See accompany notes which are an integral part of these financial statements.

TrendStar Funds
Related Footnotes
June 30, 2008 - (Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ OfficialClosing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the "Board").

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or amount dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Securities Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Fair Value Measurements– In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of June 3rd, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____TrendStar Investment Trust_______________

By

*/s/ Thomas Laming

Thomas W. Laming, President

Date: 08/26/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*/s/ Thomas Laming

      Thomas W. Laming, President

Date:  08/26/2008

By
*/s/ James McBride

James R. McBride, Treasurer

Date: 08/26/2008